Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue)
35th Floor
New York, NY 10019

March 15, 2016

FILED VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:                             Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust are the XBRL risk/return summaries and corresponding XBRL exhibits, noted below, that mirror the revisions to the risk/return summary described for the funds listed below under Appendix A and filed pursuant to Rule 497(e) under the 1933 Act on March 1, 2016.  This March 1, 2016 Rule 497(e) filing (Accession No. 0001193125-16-488239) is hereby incorporated by reference to today’s Rule 497(e) filing.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy Fuller of K&L Gates LLP at (202) 778-9100.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC

Appendix A

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

Direxion Daily 7-10 Year Treasury Bull 1.25X Shares

Direxion Daily 20+ Year Treasury Bull 1.25X Shares

Direxion Daily 7-10 Year Treasury Bear 2X Shares

Direxion Daily 20+ Year Treasury Bull 2X Shares

Direxion Daily 20+ Year Treasury Bear 2X Shares

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Direxion Daily 20+ Year Treasury Bull 3X Shares

Direxion Daily 20+ Year Treasury Bear 3X Shares